Subsequent events (Details) $ in Thousands	May 31, 2021 HKD ($) item	May 31, 2021 USD ($) item	Dec. 31, 2020 HKD ($)	Jan. 31, 2020 USD ($)	Jan. 08, 2020	Apr. 18, 2018
Subsequent Event [Line Items]
Loans receivable			$ 201,647,726
Accrued interest receivable			$ 18,506,257
Debt Instrument, Interest Rate, Stated Percentage				8.00%		2.50%
Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				$ 28,470
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Subsequent event | Brilliant Jade Group Limited
Subsequent Event [Line Items]
Number of loans receivable from borrowers sold | item	7	7
Loans receivable	$ 13,860,000	$ 108,120
Accrued interest receivable	$ 13,860,000	$ 108,120